Annual Fund Operating Expenses - WisdomTree International Efficient Core Fund - WisdomTree International Efficient Core Fund	May 10, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.26%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.